UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08621

Name of Fund:  BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings New Jersey Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2015

Date of reporting period: 04/30/2015

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2015 (Unaudited)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 134.2%
Corporate — 2.8%
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	$7,500	$8,597,175
New Jersey American Water Co., Inc. Project, Series B, AMT, 5.60%, 11/01/34	3,150	3,557,516
United Water of New Jersey, Inc., Series B (AMBAC), 4.50%, 11/01/25	1,000	1,090,740

		13,245,431
County/City/Special District/School District — 19.7%
Borough of Hopatcong New Jersey, GO, Refunding, Sewer (AMBAC), 4.50%, 8/01/33	3,440	3,502,402
Casino Reinvestment Development Authority, Refunding RB, 5.25%, 11/01/39	11,130	11,813,827
City of Perth Amboy, GO, Refunding (AGM):
5.00%, 7/01/17 (a)	4,540	4,961,631
5.00%, 7/01/32	2,210	2,300,654
5.00%, 7/01/33	670	697,631
5.00%, 7/01/35	595	618,264
5.00%, 7/01/37	705	730,013
County of Essex New Jersey Improvement Authority, Refunding RB (NPFGC):
AMT, 4.75%, 11/01/32	1,000	1,032,130
Project Consolidation, 5.50%, 10/01/28	4,840	6,180,825
Project Consolidation, 5.50%, 10/01/27	250	318,427
County of Hudson New Jersey, COP, Refunding, (NPFGC), 6.25%, 12/01/16	1,000	1,076,200
County of Hudson New Jersey Improvement Authority, RB:
CAB, Series A-1 (NPFGC), 0.00%, 12/15/32 (b)	1,000	512,400
County Secured, County Services Building Project (AGM), 5.00%, 4/01/27	1,000	1,063,890
Harrison Parking Facility Project, Series C (AGC), 5.25%, 1/01/39	3,000	3,340,980
Municipal Bonds	Par (000)	Value
New Jersey (continued)
County/City/Special District/School District (continued)
County of Hudson New Jersey Improvement Authority, RB (concluded):
Harrison Parking Facility Project, Series C (AGC), 5.38%, 1/01/44	$5,000	$5,552,800
County of Middlesex New Jersey Improvement Authority, RB, Senior Citizens Housing Project, AMT (AMBAC), 5.50%, 9/01/30	500	501,885
County of Monmouth New Jersey Improvement Authority, RB, Governmental Loan (AMBAC):
5.35%, 12/01/17	5	5,021
5.38%, 12/01/18	5	5,021
County of Monmouth New Jersey Improvement Authority, Refunding RB, Governmental Loan (AMBAC):
5.25%, 12/01/15	5	5,019
5.00%, 12/01/17	5	5,014
5.00%, 12/01/18	5	5,013
5.00%, 12/01/19	5	5,012
County of Union New Jersey, GO, Refunding:
4.00%, 3/01/21 (a)	225	255,874
4.00%, 3/01/29	3,575	3,786,604
4.00%, 3/01/30	3,580	3,778,117
4.00%, 3/01/31	4,045	4,257,727
County of Union New Jersey Utilities Authority, Refunding RB, Series A:
Resources Recovery Facility, Covanta Union, Inc., AMT, 5.25%, 12/01/31	650	709,579
Solid Waste System, County Deficiency Agreement, 5.00%, 6/15/41	7,570	8,438,052
Edgewater Borough Board of Education, GO, Refunding, (AGM):
4.25%, 3/01/34	1,535	1,650,079
4.25%, 3/01/35	1,600	1,719,200
4.30%, 3/01/36	1,670	1,798,339
Morristown Parking Authority, RB, (NPFGC):
5.00%, 8/01/30	1,830	1,975,668
5.00%, 8/01/33	3,000	3,228,900

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2015	1

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
County/City/Special District/School District (concluded)
New Jersey Sports & Exposition Authority, Refunding RB, (NPFGC) (c):
5.50%, 3/01/21	$7,430	$9,037,035
5.50%, 3/01/22	4,200	5,204,094
Newark Housing Authority, Refunding RB, Newark Redevelopment Project (NPFGC), 4.38%, 1/01/37	1,720	1,734,328
Township of Irvington, GO, Refunding Series A (AGM), 5.00%, 7/15/33	1,700	1,930,690

		93,738,345
Education — 34.1%
Gloucester County Improvement Authority, RB, Rowan University General Capital Improvement Projects, Series A:
5.00%, 7/01/31	1,950	2,200,166
5.00%, 7/01/32	1,775	1,991,390
5.00%, 7/01/33	2,250	2,522,273
5.00%, 7/01/34	1,200	1,338,696
New Jersey EDA, LRB, Rutgers—The State University of New Jersey, College Avenue Redevelopment Project, 5.00%, 6/15/33	3,065	3,494,498
New Jersey EDA, RB:
Rowan Properties LLC, Series A, 5.00%, 1/01/35	2,000	2,142,400
Rowan Properties LLC, Series A, 5.00%, 1/01/48	2,000	2,114,560
New Jersey Educational Facilities Authority, RB:
Higher Educational Capital Improvement Fund, Series A, 5.00%, 9/01/26	3,300	3,627,690
Higher Educational Capital Improvement Fund, Series A, 5.00%, 9/01/33	6,370	6,739,715
Montclair State University, Series A (AMBAC), 5.00%, 7/01/22	2,880	3,033,331
Richard Stockton College, Series F (NPFGC), 5.00%, 7/01/31	2,625	2,741,865
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	13,545	14,880,943
Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (continued)
New Jersey Educational Facilities Authority, Refunding RB (concluded):
Montclair State University, Series A, 5.00%, 7/01/39	$15,555	$17,539,974
Montclair State University, Series J (NPFGC), 4.25%, 7/01/30	6,540	6,628,486
Montclaire State University, Series A, 5.00%, 7/01/44	3,540	3,976,907
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	4,000	4,498,520
Ramapo College, Series I (AMBAC), 4.25%, 7/01/31	2,500	2,542,400
Rowan University, Series B (AGC), 5.00%, 7/01/26	2,575	2,852,559
Seton Hall University, Series D, 5.00%, 7/01/38	500	551,185
Seton Hall University, Series D, 5.00%, 7/01/43	600	661,200
Stevens Institute of Technology, Series A, 5.00%, 7/01/27	2,800	2,971,808
Stevens Institute of Technology, Series A, 5.00%, 7/01/34	2,400	2,552,064
William Paterson University, Series C (AGC), 5.00%, 7/01/28	250	276,130
William Paterson University, Series C (AGC), 4.75%, 7/01/34	5,115	5,562,102
New Jersey Higher Education Student Assistance Authority, RB, Senior Student Loan, Series 1A, AMT:
4.00%, 12/01/28	1,500	1,515,135
4.50%, 12/01/28	4,550	4,775,134
4.00%, 12/01/29	5,715	5,717,800
4.00%, 12/01/29	1,000	1,011,680
4.50%, 12/01/29	5,700	5,995,203
4.63%, 12/01/30	5,555	5,845,082
4.00%, 12/01/31	1,625	1,622,449
4.25%, 12/01/32	2,050	2,069,393
4.13%, 12/01/35	1,000	996,260
4.50%, 12/01/36	1,805	1,858,067
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.38%, 12/01/24	1,500	1,670,625
5.50%, 12/01/26	1,800	1,992,492

2	BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (concluded)
New Jersey Institute of Technology, RB, Series A:
5.00%, 7/01/42	$6,945	$7,716,451
5.00%, 7/01/45	7,500	8,366,850
Rutgers—The State University of New Jersey, Refunding RB, Series L:
5.00%, 5/01/30	1,565	1,800,626
5.00%, 5/01/43	10,000	11,239,500

		161,633,609
Health — 16.0%
County of Camden Improvement Authority, Refunding RB, The Cooper Health Systen, Series A, 5.00%, 2/15/33	2,000	2,182,520
New Jersey Health Care Facilities Financing Authority, RB:
Meridian Health System Obligated Group, Series I (AGC), 5.00%, 7/01/38	1,420	1,515,396
Meridian Health System Obligated Group, Series II (AGC), 5.00%, 7/01/38	7,025	7,496,939
Meridian Health System Obligated Group, Series V (AGC), 5.00%, 7/01/38	4,740	5,058,433
Robert Wood Johnson University Hospital, Series A, 5.50%, 7/01/43	7,105	8,210,467
Virtua Health, Series A (AGC), 5.50%, 7/01/38	4,035	4,499,469
New Jersey Health Care Facilities Financing Authority, Refunding RB:
5.00%, 7/01/28	3,000	3,456,150
5.00%, 7/01/29	715	819,311
5.50%, 7/01/31	4,055	4,784,454
AHS Hospital Corp., 6.00%, 7/01/41	4,180	5,000,910
Catholic Health East Issue, 5.00%, 11/15/33	1,925	2,158,811
Hackensack University Medical (AGC), 5.13%, 1/01/27	1,500	1,607,850
Hackensack University Medical (AGM), 4.63%, 1/01/30	7,795	8,231,364
Meridian Health System Obligated Group, 5.00%, 7/01/25	1,000	1,140,940
Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (concluded)
New Jersey Health Care Facilities Financing Authority, Refunding RB (concluded):
Meridian Health System Obligated Group, 5.00%, 7/01/26	3,720	4,218,443
St. Barnabas Health Care System, Series A, 5.00%, 7/01/24	3,640	4,114,947
St. Barnabas Health Care System, Series A, 5.63%, 7/01/32	4,450	5,108,645
St. Barnabas Health Care System, Series A, 5.63%, 7/01/37	4,860	5,520,668
St. Luke’s Warren Hospital Obligated Group, 4.00%, 8/15/37	620	613,651

		75,739,368
Housing — 7.0%
New Jersey Housing & Mortgage Finance Agency, RB:
Capital Fund Program, Series A (AGM), 5.00%, 5/01/27	6,770	7,272,876
M/F Housing, Series A, 4.55%, 11/01/43	5,000	5,133,050
M/F Housing, Series A, AMT (NPFGC), 4.85%, 11/01/39	1,335	1,338,257
S/F Housing, Series AA, 6.50%, 10/01/38	560	581,426
S/F Housing, Series B, 4.50%, 10/01/30	9,455	9,949,686
New Jersey Housing & Mortgage Finance Agency, Refunding RB, AMT:
M/F Housing, Series 2, 4.60%, 11/01/38	3,470	3,590,131
M/F Housing, Series 2, 4.75%, 11/01/46	4,220	4,350,060
S/F Housing, Series T, 4.70%, 10/01/37	885	895,328

		33,110,814
State — 25.6%
Garden State Preservation Trust, RB:
CAB, Series B (AGM), 0.00%, 11/01/23 (b)	15,725	12,794,646

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2015	3

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
State (continued)
Garden State Preservation Trust, RB (concluded):
CAB, Series B (AGM), 0.00%, 11/01/25 (b)	$10,000	$7,471,200
Election of 2005, Series A (AGM), 5.80%, 11/01/15 (a)	1,960	2,015,292
Election of 2005, Series A (AGM), 5.80%, 11/01/15 (a)	2,730	2,807,013
Election of 2005, Series A (AGM), 5.80%, 11/01/15 (a)	2,605	2,678,487
Garden State Preservation Trust, Refunding RB, Series C (AGM):
5.25%, 11/01/20	5,000	5,930,050
5.25%, 11/01/21	7,705	9,270,656
New Jersey EDA, RB:
CAB, Motor Vehicle Surcharge, Series A (NPFGC), 0.00%, 7/01/21 (b)	2,325	1,970,484
Liberty State Park Project, Series C, 5.00%, 3/01/22	2,670	2,680,520
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/24	1,785	2,110,316
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	5,000	5,936,200
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/26	7,500	8,926,425
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	18,105	18,438,132
School Facilities Construction (AGC), 6.00%, 12/15/18 (a)	3,960	4,639,853
School Facilities Construction (AGC), 6.00%, 12/15/34	40	46,061
School Facilities Construction, Series KK, 5.00%, 3/01/38	325	337,093
School Facilities Construction, Series U, 5.00%, 9/01/37	2,810	3,004,059
School Facilities Construction, Series U (AMBAC), 5.00%, 9/01/37	1,070	1,149,747
School Facilities Construction, Series UU, 5.00%, 6/15/30	5,000	5,343,400
School Facilities Construction, Series UU, 5.00%, 6/15/34	1,390	1,468,104
School Facilities Construction, Series UU, 5.00%, 6/15/40	3,440	3,580,455
School Facilities Construction, Series Y, 5.00%, 9/01/33	3,000	3,209,070
Municipal Bonds	Par (000)	Value
New Jersey (continued)
State (concluded)
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 6/15/26	$1,250	$1,387,488
Cigarette Tax, 5.00%, 6/15/28	2,430	2,657,715
Cigarette Tax, 5.00%, 6/15/29	3,195	3,477,981
School Facilities Construction, Series N-1 (NPFGC), 5.50%, 9/01/27	1,000	1,167,550
School Facilities Construction, Series NN, 5.00%, 3/01/29	5,000	5,315,950
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/27	1,580	1,758,477

		121,572,424
Transportation — 24.1%
Delaware River Port Authority, RB:
5.00%, 1/01/29	2,000	2,285,220
5.00%, 1/01/37	8,830	9,939,225
Series D, 5.05%, 1/01/35	1,430	1,599,083
Series D (AGM), 5.00%, 1/01/40	5,200	5,766,696
New Jersey EDA, RB, The Goethals Bridge Replacement Project, AMT:
Private Activity Bond, 5.13%, 1/01/34	2,290	2,521,977
5.38%, 1/01/43	7,730	8,548,916
New Jersey State Turnpike Authority, RB, Growth & Income Securities, Series B (AMBAC), 5.15%, 1/01/35	10,620	11,251,040
New Jersey State Turnpike Authority, Refunding RB:
Series A (AGM), 5.25%, 1/01/26	1,000	1,225,620
Series A (AGM), 5.25%, 1/01/29	4,000	4,897,000
Series A (AGM), 5.25%, 1/01/30	4,000	4,916,840
Series A (BHAC), 5.25%, 1/01/29	500	617,130
Series C (NPFGC), 6.50%, 1/01/16 (c)	255	265,651
Series C (NPFGC), 6.50%, 1/01/16 (c)	210	218,772
Series C (NPFGC), 6.50%, 1/01/16 (c)	305	317,740

4	BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Transportation (continued)
New Jersey State Turnpike Authority, Refunding RB (concluded):
Series C (NPFGC), 6.50%, 1/01/16	$605	$629,835
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AMBAC), 0.00%, 12/15/36 (b)	7,210	2,331,930
CAB, Transportation System, Series A, 0.00%, 12/15/35 (b)	6,000	2,140,680
CAB, Transportation System, Series C (AGM), 0.00%, 12/15/32 (b)	8,800	3,873,848
CAB, Transportation System, Series C (AMBAC), 0.00%, 12/15/35 (b)	4,160	1,426,131
Transportation Program, Series AA, 5.00%, 6/15/33	3,000	3,138,810
Transportation Program, Series AA, 5.25%, 6/15/33	5,690	6,089,324
Transportation Program, Series AA, 5.00%, 6/15/38	2,340	2,440,901
Transportation System, Series A, 6.00%, 6/15/35	6,365	7,654,040
Transportation System, Series A (NPFGC), 5.75%, 6/15/24	1,205	1,428,154
Transportation System, Series A (AGC), 5.63%, 12/15/28	2,780	3,201,170
Transportation System, Series B, 5.25%, 6/15/36	2,500	2,634,825
Port Authority of New York & New Jersey, ARB:
Consolidated, 93rd Series, 6.13%, 6/01/94	1,000	1,201,900
Special Project, JFK International Air Terminal LLC Project, Series 6, AMT (NPFGC), 5.75%, 12/01/25	3,000	3,008,910
Special Project, JFK International Air Terminal LLC Project, Series 6, AMT (NPFGC), 6.25%, 12/01/15	1,500	1,530,690
Port Authority of New York & New Jersey, Refunding ARB, AMT:
178th Series, 5.00%, 12/01/33	4,005	4,440,824
Consolidated, 152nd Series, 5.75%, 11/01/30	7,175	8,042,458
Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Transportation (concluded)
Port Authority of New York & New Jersey, JFK International Air Terminal LLC Project, ARB, Special Project, Series 8, 6.00%, 12/01/42	$4,000	$4,705,040

		114,290,380
Utilities — 4.9%
County of Essex New Jersey Utilities Authority, Refunding RB, (AGC), 4.13%, 4/01/22	2,000	2,162,400
North Hudson Sewerage Authority, Refunding RB, Series A (NPFGC), 5.13%, 8/01/20 (c)	6,045	7,182,790
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC) (b):
0.00%, 9/01/26	4,100	2,799,767
0.00%, 9/01/28	6,600	4,095,696
0.00%, 9/01/29	9,650	5,713,186
0.00%, 9/01/33	2,350	1,167,879

		23,121,718

Total Municipal Bonds in New Jersey		636,452,089

Guam — 1.8%
State — 1.8%
Territory of Guam, RB, Business Privilege Tax Bonds:
Series A, 5.25%, 1/01/36	425	470,475
Series A, 5.13%, 1/01/42	6,600	7,203,966
Series B-1, 5.00%, 1/01/37	550	599,693
Total Municipal Bonds in Guam		8,274,134

Puerto Rico — 1.3%
Health — 1.3%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, RB, Hospital De La Concepcion, Series A:
6.50%, 11/15/20	1,750	1,790,197

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2015	5

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Puerto Rico (concluded)
Health (concluded)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, RB, Hospital De La Concepcion, Series A (concluded):
6.13%, 11/15/30	$4,220	$4,325,036
Total Municipal Bonds in Puerto Rico		6,115,233

U.S. Virgin Islands — 1.1%
State — 1.1%
Virgin Islands Public Finance Authority, Refunding RB, Series C, 5.00%, 10/01/39	4,735	5,122,749
Total Municipal Bonds — 138.4%		655,964,205

Municipal Bonds Transferred to Tender Option Bond Trusts (d)
New Jersey — 20.4%
County/City/Special District/School District — 4.0%
County of Union New Jersey Utilities Authority, Refunding LRB, Resource Recovery Facility, Covanta Union, Inc., Series A, AMT, 5.25%, 12/01/31	17,300	18,885,718
Education — 1.2%
Rutgers—The State University of New Jersey, RB, Series F, 5.00%, 5/01/39	4,993	5,589,804
State — 4.7%
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.75%, 11/01/28	12,460	15,458,499
New Jersey EDA, Refunding RB, 5.00%, 3/01/29 (e)	6,698	7,121,414

		22,579,913
Transportation — 10.5%
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 1/01/38 (e)	9,300	10,264,131

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
New Jersey (concluded)
Transportation (concluded)
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (e)	$2,661	$2,804,068
Port Authority of New York & New Jersey, ARB, Consolidated, 163rd Series, AMT, 5.00%, 7/15/39	15,545	17,422,500
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/41	10,000	10,752,500
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.25%, 11/01/35	7,827	8,569,243

		49,812,442
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 20.4%		96,867,877
Total Long-Term Investments (Cost — $697,209,159) — 158.8%		752,832,082

Short-Term Securities	Shares
BIF New Jersey Municipal Money Fund, 0.01% (f)(g)	3,972,699	3,972,699
Total Short-Term Securities (Cost — $3,972,699) — 0.8%		3,972,699
Total Investments (Cost — $701,181,858*) — 159.6%		756,804,781
Other Assets Less Liabilities — 1.5%		7,219,593
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (11.1%)		(52,758,379)
VRDP Shares, at Liquidation Value — (50.0%)		(237,100,000)

Net Assets Applicable to Common Shares — 100.0%		$474,165,995

*	As of April 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$648,742,507

Gross unrealized appreciation	$57,634,044
Gross unrealized depreciation	(2,315,350)

Net unrealized appreciation	$55,318,694

6	BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Notes to Schedule of Investments
*	Cost for federal income tax purposes.

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Zero-coupon bond.

(c)	Security is collateralized by municipal or U.S. Treasury obligations.

(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual interest certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(e)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB Trust or in the event of a default on the security. In the case of a shortfall or default, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from June 15, 2019 to September 1, 2020, is $13,907,845.

(f)	During the period ended April 30, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2014	Net Activity	Shares Held at April 30, 2015	Income
BIF New Jersey Municipal Money Fund	4,710,150	(737,451)	3,972,699	$121

(g)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

•	As of April 30, 2015, financial futures contracts outstanding were as follows:

Contracts Short	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(130)	5-Year U.S. Treasury Note	Chicago Board of Trade	June 2015	$15,617,266	$(141,360)
(330)	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2015	42,363,750	(372,961)
Total					$(514,321)

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2015	7

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in itsentirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of April 30, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$752,832,082	—	$756,804,781
Short-Term Securities	$3,972,699			3,972,699

Total	$3,972,699	$752,832,082	—	$756,804,781

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(514,321)	—	—	$(514,321)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

8	BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2015

Schedule of Investments (concluded)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of April 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$631,000	—	—	$631,000
Liabilities:
TOB Trust Certificates	—	$(52,743,580)	—	(52,743,580)
VRDP Shares	—	(237,100,000)	—	(237,100,000)

Total	$631,000	$(289,843,580)	—	$(289,212,580)

During the period ended April 30, 2015, there were no transfers between levels.

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	APRIL 30, 2015	9

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings New Jersey Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings New Jersey Quality Fund, Inc.

Date: June 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings New Jersey Quality Fund, Inc.

Date: June 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings New Jersey Quality Fund, Inc.

Date: June 22, 2015